S000055816 [Member] Investment Objectives and Goals - U.S. Quality ESG Fund	Mar. 31, 2026
Prospectus [Line Items]
Risk/Return [Heading]	U.S. QUALITY ESG FUND
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Fund seeks to provide long-term capital appreciation. Any income received is incidental to this objective.